Business Combinations - Narrative (Details)			12 Months Ended
	Nov. 16, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) practice	Dec. 31, 2023 USD ($)	Jun. 14, 2023
Business Acquisition [Line Items]
Number of businesses acquired | practice				4
Pro forma information, revenue of acquiree since acquisition date			$ 22,900,000	$ 55,700,000
Northern Arizona Hematology and Oncology
Business Acquisition [Line Items]
Purchase price (less than)	$ 1,000,000	$ 100,000
Unwind agreement, liability			$ 0		$ 0
Clinical and Nonclinical Assets
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired (in percent)						100.00%